Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive income are as follows:

millions of Canadian dollars	(Losses) gains on derivatives recognized as cash flow hedges	Net change in unrecognized pension and post-retirement benefit costs	Net change in net investment hedges	Net change on available-for-sale investments	Unrealized (loss) gain on translation of self-sustaining foreign operations	Total AOCI
For the year ended December 31, 2016
Balance, January 1, 2016	$(35)	$(318)	$-	$-	$490	$137
Other comprehensive income (loss) before reclassifications	11	-	(49)	3	35	-
Amounts reclassified from accumulated other comprehensive income loss	11	12	-	(4)	-	19
Equity method reclassification adjustments	(8)	(3)	-	-	(35)	(46)
Net current period other comprehensive income (loss)	14	9	(49)	(1)	-	(27)
Other	-	-	-	-	(4)	(4)
Balance, December 31, 2016	$(21)	$(309)	$(49)	$(1)	$486	$106

millions of Canadian dollars	(Losses) gains on derivatives recognized as cash flow hedges	Net change in unrecognized pension and post-retirement benefit costs	Net change in net investment hedges	Net change on available-for-sale investments	Unrealized (loss) gain on translation of self-sustaining foreign operations	Total AOCI
For the year ended December 31, 2015
Balance, January 1, 2015	$(8)	$(425)	$-	$3	$82	$(348)
Other comprehensive income (loss) before reclassifications	(34)	-	-	(3)	408	371
Amounts reclassified from accumulated other comprehensive income loss (gain)	7	107	-	-	-	114
Net current period other comprehensive income (loss)	(27)	107	-	(3)	408	485
Balance, December 31, 2015	$(35)	$(318)	$-	$-	$490	$137

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The reclassifications out of accumulated other comprehensive income (loss) are as follows:

For the		Year ended December 31
millions of Canadian dollars		2016	2015
	Affected line item in the Consolidated Statements of Income	Amounts reclassified from AOCI
Losses (gain) on derivatives recognized as cash flow hedges
Power and gas swaps	Non-regulated fuel for generation and purchased power	$(2)	$(5)
Interest rate swaps	Income from equity investments	1	1
Foreign exchange forwards	Operating revenue - regulated	12	9
Total before tax		11	5
	Income tax expense	-	2
Total net of tax		$11	$7
Net change in unrecognized pension and post-retirement benefit costs
Actuarial losses (gains)	OM&G	$41	$50
Past service costs (gains)	OM&G	(9)	(7)
Amounts reclassified into obligations	Pension and post-retirement benefits	(17)	72
Total before tax		15	115
	Income tax expense (recovery)	(3)	(8)
Total net of tax		$12	$107
Net change in available-for-sale investments
	Other income (expenses), net	$(4)	$-
Total before tax		(4)	-
	Income tax expense (recovery)	-	-
Total net of tax		$(4)	$-
Equity method reclassification adjustments
	Investments subject to significant influence	$54	$-
Total before tax		54	-
	Income tax expense (recovery)	(8)	-
Total net of tax		$46	$-
Total reclassifications out of AOCI, net of tax, for the period		$65	$114